Income Taxes - Components of Income (Loss) From Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
United States	$ (65,071)	$ (66,384)	$ (47,877)
Loss from continuing operations before income taxes	(21,877)	(32,923)	(25,856)
CANADA
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Foreign	8,602
All Other Foreign
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Foreign	$ 34,592	$ 33,461	$ 22,021